Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Property, Plant and Equipment [Line Items]
Total property, plant, and equipment, at cost	$ 35,153,283	$ 24,976,833
Less: accumulated depreciation	(10,325,276)	(9,658,083)
Property, plant, and equipment, net	24,828,007	15,318,750
Buildings [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total property, plant, and equipment, at cost	10,976,264	4,702,714
Machinery and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total property, plant, and equipment, at cost	14,526,235	9,439,854
Transportation vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total property, plant, and equipment, at cost	1,135,923	1,100,660
Office equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total property, plant, and equipment, at cost	639,770	636,766
Construction in progress (“CIP”) [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total property, plant, and equipment, at cost	$ 7,875,091	$ 9,096,839